                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21123

                                  Agilex Funds
               (Exact name of registrant as specified in charter)

                           1200 South Pine Island Road
                                    Suite 300
                            Plantation, Florida 33324
               (Address of principal executive offices) (Zip code)

                        J.P. Morgan Investor Services Co.
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (954) 617-1700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

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ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Agilex Funds
Principal Protected 2000 Series I: Schedule of Investments
September 30, 2004 (Unaudited)

                                                        Face Amount      Value
                                                        -----------   ----------
Fixed Income Security - 87.0%
U.S. Treasury Security - 87.0%
   U.S. Treasury Strips 0.00%, due 05/15/10
   (Cost $1,224,967)                                     $1,474,500   $1,201,840
                                                         ----------   ----------

                                                          Number of
                                                          Contracts
                                                          ---------
Options Purchased - 6.2%
Call Options - 6.2%
   Russell 2000 Index December 2004,
   strike price @450
   (Cost $66,381)                                              7          86,310
                                                             ---      ----------
Total Investments - 93.2%
   (Cost $1,291,348)                                                   1,288,150
                                                                      ----------

Cash and other assets less and liabilities - 6.8%                         93,258
                                                                      ----------
Net Assets - 100.0%                                                   $1,381,408
                                                                      ==========

Agilex Funds
Principal Protected 400 Series I: Schedule of Investments
September 30, 2004 (Unaudited)

                                                        Face Amount      Value
                                                        -----------   ----------
Fixed Income Security - 88.8%
U.S. Treasury Security - 88.8%
   U.S. Treasury Strips 0.00%, due 05/15/10
   (Cost $1,278,139)                                     $1,538,500   $1,254,005
                                                         ----------   ----------

                                                          Number of
                                                          Contracts
                                                          ---------
Options Purchased - 6.0%
Call Options - 6.0%
   S&P Mid-Cap 400 Index
   December 2004, strike price @500
   (Cost $66,717)                                              9          85,230
                                                             ---      ----------
Total Investments - 94.8%
   (Cost $1,344,856)                                                   1,339,235
                                                                      ----------

Cash and other assets less and liabilities - 5.2%                         73,553
                                                                      ----------
Net Assets - 100.0%                                                   $1,412,788
                                                                      ==========

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Agilex Funds
Principal Protected LS Series I: Schedule of Investments
September 30, 2004 (Unaudited)

                                                          Face Amount     Value
                                                          -----------   --------
Fixed Income Security - 89.4%
U.S. Treasury Security - 89.4%
   U.S. Treasury Strips 0.00%, due 05/15/10
   (Cost $873,852)                                         $1,052,000   $857,467
                                                           ----------   --------

                                                            Number of
                                                            Contracts
                                                            ---------
Options Purchased - 6.0%
Call Options - 6.0%
   S&P 500 Composite Stock Index
   December 2004, strike price @1,200                           4            880

   S&P 500 Composite Stock Index
   June 2005, strike price @995                                 4         57,020
                                                                        --------
   Total Options Purchased (Cost $64,100)                                 57,900
                                                                        --------
Total Investments - 95.4%
   (Cost $937,952)                                                       915,367
                                                                        --------

Cash and other assets less and liabilities - 4.6%                         43,460
                                                                        --------
Net Assets - 100.0%                                                     $958,827
                                                                        ========

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Agilex Funds
Total Index Protected Growth Fund II: Schedule of Investments
September 30, 2004 (Unaudited)

                                                        Face Amount      Value
                                                        -----------   ----------
Fixed Income Security - 79.4%
U.S. Treasury Security - 79.4%
   U.S. Treasury Strips
   0.00%, due 11/15/10
   (Cost $4,814,613)                                     $6,127,000   $4,889,309
                                                         ----------   ----------

                                                          Number of
                                                          Contracts
                                                          ---------
Options Purchased - 15.0%
Call Options - 15.0%
   S&P 500 Composite Stock Index
   December 2004, strike price @1,200                         40           8,800

   S&P 500 Composite Stock Index
   June 2005, strike price @995                               64         912,320
                                                                      ----------
   Total Options Purchased (Cost $965,076)                               921,120
                                                                      ----------
Total Investments - 94.4%
   (Cost $5,779,689)                                                   5,810,429
                                                                      ----------
Cash and other assets less and liabilities - 5.6%                        346,661
                                                                      ----------
Net Assets - 100.0%                                                   $6,157,090
                                                                      ==========

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Agilex Funds
500 Protected Growth Fund II: Schedule of Investments
September 30, 2004 (Unaudited)

                                                        Face Amount      Value
                                                        -----------   ----------
Fixed Income Security - 79.3%
U.S. Treasury Security - 79.3%
   U.S. Treasury Strips
   0.00%, due 11/15/10
   (Cost $1,241,991)                                     $1,580,500   $1,261,230
                                                         ----------   ----------

                                                          Number of
                                                          Contracts
                                                          ---------
Options Purchased - 15.4%
Call Options - 15.4%
   S&P 500 Composite Stock Index
   December 2004, strike price @1,200                         10           2,200

   S&P 500 Composite Stock Index
   June 2005, strike price @995                               17         242,335
                                                                      ----------
   Total Options Purchased (Cost $254,772)                               244,535
                                                                      ----------

Total Investments - 94.7%
   (Cost $1,496,763)                                                   1,505,765
                                                                      ----------

Cash and other assets less and liabilities - 5.3%                         84,659
                                                                      ----------
Net Assets - 100.0%                                                   $1,590,424
                                                                      ==========

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Agilex Funds
LS Protected Growth Fund II: Schedule of Investments
September 30, 2004 (Unaudited)

                                                          Face Amount     Value
                                                          -----------   --------
Fixed Income Security - 79.9%
U.S. Treasury Security - 79.9%
   U.S. Treasury Strips
   0.00%, due 11/15/10
   (Cost $410,972)                                          $523,000    $417,351
                                                            --------    --------

                                                            Number of
                                                            Contracts
                                                            ---------
Options Purchased - 13.7%
Call Options - 13.7%
   S&P 500 Composite Stock Index
   June 2005, strike price @995
   (Cost $67,515)                                                5        71,275
                                                               ---      --------

Total Investments - 93.6%
   (Cost $478,487)                                                       488,626
                                                                        --------

Cash and other assets less and liabilities - 6.4%                         33,483
                                                                        --------
Net Assets - 100.0%                                                     $522,109
                                                                        ========

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Agilex Funds
2000 Protected Growth Fund II: Schedule of Investments
September 30, 2004 (Unaudited)

                                                          Face Amount     Value
                                                          -----------   --------
Fixed Income Security - 80.4%
U.S. Treasury Security - 80.4%
   U.S. Treasury Strips
   0.00%, due 11/15/10
   (Cost $556,374)                                          $708,000    $564,980
                                                            --------    --------

                                                            Number of
                                                            Contracts
                                                            ---------
Options Purchased - 10.5%
Call Options - 10.5%
   Russell 2000 Index
   December 2004, strike price @450
   (Cost $56,898)                                                6        73,980
                                                               ---      --------

Total Investments - 90.9%
   (Cost $613,272)                                                       638,960
                                                                        --------

Cash and other assets less and liabilities - 9.1%                         63,449
                                                                        --------
Net Assets - 100.0%                                                     $702,409
                                                                        ========

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Agilex Funds
100 Protected Growth Fund II: Schedule of Investments
September 30, 2004 (Unaudited)

                                                        Face Amount      Value
                                                        -----------   ----------
Fixed Income Security - 84.3%
U.S. Treasury Security - 84.3%
   U.S. Treasury Strips 0.00%, due 11/15/10
   (Cost $1,025,508)                                     $1,305,000   $1,041,382
                                                         ----------   ----------

                                                          Number of
                                                          Contracts
                                                          ---------
Options Purchased - 4.3%
Call Options - 4.3%
   Nasdaq-100 Index
   December 2004, strike price @300
   (Cost $45,374)                                             98          53,410
                                                             ---      ----------
Total Investments - 88.6%
   (Cost $1,070,882)                                                   1,094,792
                                                                      ----------

Cash and other assets less and liabilities - 11.4%                       140,388
                                                                      ----------
Net Assets - 100.0%                                                   $1,235,180
                                                                      ==========

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Agilex Funds
400 Protected Growth Fund II: Schedule of Investments
September 30, 2004 (Unaudited)

                                                          Face Amount     Value
                                                          -----------   --------
Fixed Income Security - 78.6%
U.S. Treasury Security - 78.6%
   U.S. Treasury Strips 0.00%, due 11/15/10
   (Cost $605,466)                                          $770,500    $614,854
                                                            --------    --------

                                                            Number of
                                                            Contracts
                                                            ---------
Options Purchased - 17.0%
Call Options - 17.0%
   S&P Mid-Cap 400 Index
   December 2004, strike price @500
   (Cost $103,782)                                              14       132,580
                                                               ---      --------
Total Investments - 95.6%
   (Cost $709,248)                                                       747,434
                                                                        --------

Cash and other assets less and liabilities - 4.4%                         34,433
                                                                        --------
Net Assets - 100.0%                                                     $781,867
                                                                        ========

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Agilex Funds
Total Index Growth Fund III: Schedule of Investments
September 30, 2004 (Unaudited)

                                                        Face Amount      Value
                                                        -----------   ----------
Fixed Income Security - 75.0%
U.S. Treasury Security - 75.0%
   U.S. Treasury Strips 0.00%, due 05/15/11
   (Cost $3,797,908)                                     $5,126,000   $3,971,702
                                                         ----------   ----------

                                                          Number of
                                                          Contracts
                                                          ---------
Options Purchased - 19.0%
Call Options - 19.0%
   S&P 500 Composite Stock Index
   December 2004, strike price @1,200                         39           8,580

   S&P 500 Composite Stock Index
   June 2005, strike price @995                               70         997,850
                                                                      ----------

   Total Options Purchased (Cost $1,043,572)                           1,006,430
                                                                      ----------
Total Investments - 94.0%
   (Cost $4,841,480)                                                   4,978,132
                                                                      ----------

Cash and other assets less and liabilities - 6.0%                        319,014
                                                                      ----------
Net Assets - 100.0%                                                   $5,297,146
                                                                      ==========

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Agilex Funds
Principal Protected 500 Series I: Schedule of Investments
September 30, 2004 (Unaudited)

                                                        Face Amount      Value
                                                        -----------   ----------
Fixed Income Security - 90.0%
U.S. Treasury Security - 90.0%
   U.S. Treasury Strips 0.00%, due 05/15/10
   (Cost $3,034,394)                                     $3,652,500   $2,977,091
                                                         ----------   ----------

                                                          Number of
                                                          Contracts
                                                          ---------
Options Purchased - 4.8%
Call Options - 4.8%
   S&P 500 Composite Stock Index
   December 2004, strike price @1,200                         14           3,080

   S&P 500 Composite Stock Index
   June 2005, strike price @995                               11         156,805
                                                                      ----------
   Total Options Purchased (Cost $183,842)                               159,885
                                                                      ----------

Total Investments - 94.8%
   (Cost $3,218,236)                                                   3,136,976
                                                                      ----------

Cash and other assets less and liabilities - 5.2%                        172,044
                                                                      ----------
Net Assets - 100.0%                                                   $3,309,020
                                                                      ==========

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Agilex Funds
Principal Protected 100 Series I: Schedule of Investments
September 30, 2004 (Unaudited)

                                                        Face Amount      Value
                                                        -----------   ----------
Fixed Income Security - 92.3%
U.S. Treasury Security - 92.3%
   U.S. Treasury Strips 0.00%, due 05/15/10
   (Cost $1,656,048)                                     $1,993,500   $1,624,868
                                                         ----------   ----------

                                                          Number of
                                                          Contracts
                                                          ---------
Options Purchased - 1.2%
Call Options - 1.2%
   Nasdaq-100 Index December 2004, strike price @300
   (Cost $18,057)                                             39          21,255
                                                             ---      ----------

Total Investments - 93.5%
   (Cost $1,674,105)                                                   1,646,123
                                                                      ----------

Cash and other assets less and liabilities - 6.5%                        113,707
                                                                      ----------
Net Assets - 100.0%                                                   $1,759,830
                                                                      ==========

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Agilex Funds
Notes to Financial Statements
September 30, 2004 (Unaudited)

Federal Income Taxes:
As of September 30, 2004, the cost of investments for federal income tax purposes and gross unrealized appreciation (depreciation) of investments were as follows:

                                                                                       Net
                                                       Gross          Gross       Appreciation
Fund                                      Cost     Appreciation   Depreciation   (Depreciation)
------------------------------------   ---------   ------------   ------------   --------------
Princpal Protected 500 Series I        3,218,236        8,272       (89,532)        (81,260)
Princpal Protected 100 Series I        1,674,105        3,198       (31,180)        (27,982)
Princpal Protected 2000 Series I       1,291,348       19,929       (23,127)         (3,198)
Princpal Protected 400 Series I        1,344,856       18,513       (24,134)         (5,621)
Princpal Protected LS Series I           937,952        3,008       (25,593)        (22,585)
500 Protected Growth Fund II           1,496,763       32,023       (23,021)          9,002
100 Protected Growth Fund II           1,070,882       23,910             0          23,910
400 Protected Growth Fund II             709,248       38,186             0          38,186
2000 Protected Growth Fund II            613,272       25,688             0          25,688
Total Index Protected Growth Fund II   5,779,689      122,824       (92,084)         30,740
LS Protected Growth Fund II              478,487       10,139             0          10,139
Total Index Growth Fund III            4,841,480      226,434       (89,782)        136,652

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ITEM 2. CONTROLS AND PROCEDURES.

     (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     (a) (1) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 to be filed with the Form N-Q are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Agilex Funds


By: /s/ Robert M. Gunville
    -------------------------
    Robert M. Gunville
    President
    November 10, 2004


By: /s/ Charles F. Fistel
    -------------------------
    Charles F. Fistel
    Secretary and Chief Financial Officer
    November 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert M. Gunville
    -------------------------
    Robert M. Gunville
    President
    November 10, 2004


By: /s/ Charles F. Fistel
    -------------------------
    Charles F. Fistel
    Secretary and Chief Financial Officer
    November 10, 2004